   As filed with the Securities and Exchange Commission on December 7, 1995
                                                Registration No. 33-488/811-4416
  ============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /x/

                      POST-EFFECTIVE AMENDMENT NO. 26 /x/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              Amendment No.    / /

                  Armada Funds (formerly known as "NCC Funds")
               (Exact Name of Registrant as Specified in Charter)

                           290 Donald Lynch Boulevard
                         Marlboro, Massachusetts 01752
                   (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-622-FUND

                          W. Bruce McConnel, III, Esq.
                             DRINKER BIDDLE & REATH
                              1345 Chestnut Street
                     Philadelphia, Pennsylvania  19107-3496
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Thomas F. Harvey, Esq.
                               National City Bank
                              National City Center
                                 P.O. Box 5756
                          Cleveland, Ohio  44101-0756

It is proposed that this filing will become effective (check appropriate box):

         /X/ immediately upon filing pursuant to paragraph (b)

         / / 60 days after filing pursuant to paragraph (a)(i)

         / / on (date) pursuant to paragraph (a)(i)

         / / on (date) pursuant to paragraph (b)(i)

         / / 75 days after filing pursuant to paragraph (a)(ii)

         / / on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         =============================

        The purpose of this Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A is to reduce the amount of shares previously registered through the filing of Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A so that 289,478,398 shares will be registered pursuant to Section 24(e)(1) under the Investment Company
Act of 1940, as amended. The prospectuses and statements of additional information for the Registrant are incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 21, 1995.

                                                  Proposed         Proposed
Title of                                          Maximum          Aggregate                Amount
Securities                Amount of               Offering         Maximum                    of
Being                     Shares Being            Price Per        Offering              Registration
Registered                Registered              Share            Price                     Fee
----------                ------------            ---------        --------              ------------
Shares of
Beneficial
Interest,
Without Par Value          289,478,398             $1.25            $361,847,497(1)        $124,775.17(2)


-----------------------------

(1) The proposed maximum offering price per share has been calculated based on the average of the prices of the Registrant's Funds as determined on November 16, 1995 pursuant to Rule 457(d).

(2) The registration fee was paid in conjunction with the Registrant's Post-Effective Amendment No. 25, filed with the Securities and Exchange Commission on November 17, 1995.

The Registrant has previously registered an indefinite number of its shares of beneficial interest under the Securities Act of 1933, as amended, pursuant to Rule 24f-2. The Registrant filed a Rule 24f-2 Notice for its most recent fiscal year ended May 31, 1995 on July 25, 1995. The Registrant continues its election to register an indefinite number of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cleveland, State of Ohio, on the 7th day of December, 1995.

                                           ARMADA FUNDS
                                           Registrant

                                           /s/Richard B. Tullis
                                           --------------------
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title                             Date
---------                         -----                             ----


/s/Richard B. Tullis              Chairman of the Board,    December 7, 1995
------------------------          President and Treasurer
Richard B. Tullis                 (Principal Financial
                                  and Accounting Officer)


/s/Thomas R. Benua, Jr.           Trustee                   December 7, 1995
-----------------------
Thomas R. Benua, Jr.

/s/ Leigh Carter                  Trustee                   December 7, 1995
-----------------------
Leigh Carter

/s/John F. Durkott                Trustee                   December 7, 1995
-----------------------
John F. Durkott

/s/Richard W. Furst               Trustee                   December 7, 1995
-----------------------
Richard W. Furst

/s/J. William Pullen              Trustee                   December 7, 1995
-----------------------
J. William Pullen





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
                                December 7, 1995



Armada Funds
290 Donald Lynch Boulevard
Marlboro, Massachusetts 01752


         Re:     Post-Effective Amendment No. 25 to Registration
                 Statement on Form N-1A for Armada Funds
                 (Registration No. 33-488/811-4416)

Gentlemen:

                 We have acted as counsel for Armada Funds, a Massachusetts business trust (the "Trust"), in connection with the registration of 289,478,398 shares of beneficial interest (the "Shares"), pursuant to Post-Effective Amendment No. 25 to the Trust's Registration Statement under the Securities Act of 1933. The registration of the Shares has been made in reliance upon Section 24(e)(1) of the Investment Company Act of 1940. The Trust is an open-end investment company that is authorized to issue an unlimited number of shares of beneficial interest.

                 We have reviewed the Trust's Amended Declaration of Trust, its Code of Regulations, resolutions adopted by its Board of Trustees and shareholders, and such other legal and factual matters as we have deemed appropriate. We have also obtained an opinion of Massachusetts counsel as to matters to which the laws of the Commonwealth of Massachusetts are applicable.

                 Based on the foregoing, we are of the opinion that the Shares, when issued for payment as described in the Trust's Prospectuses, will be validly issued, fully paid and non-assessable by the Trust.

                 Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations to the trust. However, the Amended Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in every note, bond, contract, order or other undertaking issued by or on behalf of the Trust or its trustees, and in the stationery used by the Trust. The Amended Declaration of Trust provides for indemnification out of the assets of the particular class of shares owned by a shareholder for all loss and expense of that shareholder should he or she be held personally liable solely by reason of his or her being or having been such a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the relevant class of shares would be unable to meet its obligations.

                 We hereby consent to the filing of this opinion with the Securities and Exchange Commission as an exhibit to Post-Effective Amendment No. 26 to the Trust's Registration Statement.


                                        Very truly yours,

                                        /s/ DRINKER BIDDLE & REATH

                                        DRINKER BIDDLE & REATH





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